Note 33 Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 152,868	€ 136,920	€ 119,618
Financial guarantees given Memorandum		18,839	16,511	11,720
Memorandum other commitments given		42,577	39,137	34,604
Total Loan commitments and financial guarantees		214,283	192,568	165,941
Defaulted [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		165	177	171
Financial guarantees given Memorandum	[1]	229	281	245
Memorandum other commitments given	[1]	636	689	541
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		0	0	0
Financial guarantees given Memorandum		0	0	0
Memorandum other commitments given		0	0	2
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		3,115	3,031	3,483
Financial guarantees given Memorandum		74	96	162
Memorandum other commitments given		327	215	212
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		15,595	15,407	16,085
Financial guarantees given Memorandum		978	475	312
Memorandum other commitments given		3,607	4,134	4,266
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		7,063	5,895	4,583
Financial guarantees given Memorandum		2,177	1,263	1,026
Memorandum other commitments given		1,837	1,758	1,753
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		71,303	68,120	59,475
Financial guarantees given Memorandum		15,460	14,541	10,039
Memorandum other commitments given		36,681	32,858	28,224
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		55,791	44,467	35,991
Financial guarantees given Memorandum		150	135	181
Memorandum other commitments given		€ 125	€ 171	€ 147

[1]	(1) Non-performing financial guarantees given amounted to €865, €970, and €786 million, respectively, as of December 31, 2023, 2022 and 2021.